Moerus Worldwide Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020
Shares		Fair Value
	COMMON STOCK - 92.4%
	AGRICULTURAL CHEMICALS - 2.9%
24,739	Nutrien Ltd.	$ 912,127

	BANKS - 12.0%
3,372,422	IDFC First Bank Ltd. *	1,466,121
259,477	Metro Bank PLC *	341,799
88,800	Shinsei Bank Ltd.	1,037,514
89,381	UniCredit SpA *	881,886
		3,727,320
	BASE METALS - 6.8%
103,048	Cameco Corp.	1,195,023
145,111	Lundin Mining Corp.	909,902
		2,104,925
	DIVERSIFIED BANKS - 3.4%
199,188	Standard Chartered PLC *	1,046,542

	FOOD & DRUG STORES - 1.5%
149,826	Almacenes Exito SA	451,478

	HOUSEHOLD PRODUCTS - 3.6%
18,734	Spectrum Brands Holdings, Inc.	1,116,546

	INTERNET BASED SERVICES - 3.6%
130,369	Despegar.com Corp. *	1,114,655

	INVESTMENT COMPANIES - 20.9%
27,791	Aker ASA	1,300,842
25,568	Bajaj Holdings & Investment Ltd.	930,497
931,078	Edelweiss Financial Services Ltd.	1,012,571
18,327	Exor NV	1,082,758
64,226	Jefferies Financial Group, Inc.	1,126,524
648,953	The Westaim Corp. *	1,045,935
		6,499,127
	LIFE INSURANCE - 3.0%
24,826	NN Group NV	936,741

	MINING SERVICES - 5.3%
316,535	Major Drilling Group International, Inc. *	1,639,826

	OIL & GAS SERVICES - 5.5%
150,744	Enerflex Ltd.	676,812
148,688	Tidewater, Inc. *	1,021,487
		1,698,299
	PRECIOUS METAL MINING - 5.1%
219,177	Osisko Mining, Inc. *	669,500
17,054	Wheaton Precious Metals Corp.	910,172
		1,579,672
	PRIVATE EQUITY - 1.4%
400,500	GP Investments Ltd. - BDR *	424,161

	REAL ESTATE - 8.6%
476,500	BR Properties SA	795,629
849,990	Sino Land Co. Ltd.	990,356
791,901	Straits Trading Co. Ltd.	891,151
		2,677,136

Moerus Worldwide Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2020
Shares		Fair Value
	REFINING & MARKETING - 1.3%
197,839	Organizacion Terpel SA	$ 407,814

	REIT - 1.1%
527,739	Hammerson PLC *	342,214

	RESTAURANTS - 3.7%
261,772	Arcos Dorados Holdings, Inc.	1,164,886

	TELECOM CARRIERS - 2.7%
95,504	Telefonica Brasil SA - ADR	833,750

	TOTAL COMMON STOCK (Cost - $34,368,346)	28,677,219

	SHORT-TERM INVESTMENT - 7.3%
	MONEY MARKET FUND - 7.3%
2,270,003	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 0.01% **	2,270,003
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,270,003)

	TOTAL INVESTMENTS - 99.7% (Cost - $36,638,349)	$ 30,947,222
	OTHER ASSETS LESS LIABILITIES - NET - 0.3%	100,282
	NET ASSETS - 100.0%	$ 31,047,504

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing securities.
**	Money Market Fund; rate reflects seven-day effective yield on August 31, 2020.

Moerus Worldwide Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020

TOP 10 HOLDINGS BY ASSET CLASS OR INDUSTRY	% OF NET ASSETS
Investment Companies	20.9%
Banks	12.0%
Real Estate	8.6%
Base Metals	6.8%
Oil & Gas Services	5.5%
Mining Services	5.3%
Precious Metal Mining	5.1%
Restaurants	3.7%
Household Products	3.6%
Internet Based Services	3.6%
Other	17.3%
TOTAL	92.4%
Other Assets Less Liabilities - Net	7.6%
TOTAL	100.0%

COUNTRIES DIVERSIFICATION OF ASSETS	% OF NET ASSETS
Canada	25.6%
India	11.0%
United States	10.5%
Brazil	6.6%
Italy	6.3%
United Kingdom	5.6%
Norway	4.2%
Uruguay	3.8%
Argentina	3.6%
Japan	3.3%
Hong Kong	3.2%
Netherlands	3.0%
Singapore	2.9%
Colombia	2.8%
TOTAL	92.4%
Other Assets Less Liabilities - Net	7.6%
GRAND TOTAL	100.0%

Moerus Worldwide Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.Investments in open-end investment companies are valued at net asset value.  Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined will be valued using alternative market prices provided by a pricing service.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Moerus Worldwide Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2020 for the Fund's investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 28,677,219	$ -	$ -	$ 28,677,219
Short-Term Investment	2,270,003	-	-	2,270,003
Total	$ 30,947,222	$ -	$ -	$ 30,947,222

The Fund did not hold any Level 2 or Level 3 securities during the period presented.
*Refer to the Portfolio of Investments for industry classification.

At August 31, 2020 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 37,014,095	$ 2,539,138	$ (8,606,011)	$ (6,066,873)